Supplement to the
Fidelity's Cap Stock Funds
June 29, 2017
Prospectus

The following information replaces existing information for Fidelity® Small Cap Stock Fund found in the “Fund Summary” section under the heading “Portfolio Manager(s)”.

Lionel Harris (co-manager) has managed the fund since November 2011.

Kip Johann-Berkel (co-manager) has managed the fund since June 2017.

It is expected that Mr. Harris will step away from portfolio management in June 2018. At that time, Mr. Johann-Berkel will assume sole portfolio management responsibilities for the fund.

The following information replaces the existing biographical information found in the “Fund Management” section under the heading “Portfolio Manager(s)”.

Lionel Harris is co-manager of Fidelity® Small Cap Stock Fund, which he has managed since November 2011. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Harris has worked as a research analyst, high-income director of research, and portfolio manager.

Kip Johann-Berkel is co-manager of Fidelity® Small Cap Stock Fund, which he has managed since June 2017. He also manages other funds. Since joining Fidelity Investments in 2009, Mr. Johann-Berkel has worked as research analyst and portfolio manager.

It is expected that Mr. Harris will step away from portfolio management in June 2018. At that time, Mr. Johann-Berkel will assume sole portfolio management responsibilities for the fund.

SML-17-01 1.711115.140	June 30, 2017

Supplement to the
Fidelity® Large Cap Stock K6 Fund and Fidelity® Small Cap Stock K6 Fund
April 19, 2017
Prospectus

The following information replaces existing information for Fidelity® Small Cap Stock K6 Fund found in the “Fund Summary” section under the heading “Portfolio Manager(s)”.

Lionel Harris (co-manager) has managed the fund since May 2017.

Kip Johann-Berkel (co-manager) has managed the fund since June 2017.

It is expected that Mr. Harris will step away from portfolio management in June 2018. At that time, Mr. Johann-Berkel will assume sole portfolio management responsibilities for the fund.

The following information replaces the existing biographical information found in the “Fund Management” section under the heading “Portfolio Manager(s)”.

Lionel Harris is co-manager of Fidelity® Small Cap Stock K6 Fund, which he has managed since May 2017. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Harris has worked as a research analyst, high-income director of research, and portfolio manager.

Kip Johann-Berkel is co-manager of Fidelity® Small Cap Stock K6 Fund, which he has managed since June 2017. He also manages other funds. Since joining Fidelity Investments in 2009, Mr. Johann-Berkel has worked as research analyst and portfolio manager.

It is expected that Mr. Harris will step away from portfolio management in June 2018. At that time, Mr. Johann-Berkel will assume sole portfolio management responsibilities for the fund.

LCSK6-SLCXK6-17-01 1.9884808.100	June 30, 2017